Long Term Debt (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument
Total debt	$ 1,030,921,000	$ 1,047,859,000
Less current maturities	(12,403,000)	(5,676,000)
Credit Facility	2,507,000
Long-term debt	1,018,518,000	1,042,183,000
6.6% Senior Notes, Due 2018
Debt Instrument
Total debt	298,893,000	298,677,000
7% Debentures, Due 2025
Debt Instrument
Total debt	124,471,000	124,443,000
6.25% Senior Notes, Due 2037
Debt Instrument
Total debt	228,148,000	228,114,000
Term Loan Facility, Due 2018
Debt Instrument
Total debt	248,441,000	245,000,000
Revolving Facility
Debt Instrument
Credit Facility		50,000,000
Trade Receivable Credit Facility
Debt Instrument
Credit Facility	130,000,000
AR Credit Facility
Debt Instrument
Credit Facility		100,000,000
Other notes
Debt Instrument
Other notes	$ 968,000	$ 1,625,000